CONVERTIBLE NOTES - Schedule of Convertible Notes payable, Related Parties (Parentheticals) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023 | Lender, related to the managing stockholder
Debt Instrument [Line Items]
Original amount of Loans payable	$ 1,966,019	$ 1,966,019	$ 1,966,019
Interest rate of loans payable	6.00%	6.00%
Additional borrowings	$ 0	$ 0	0
Convertible note of $1,330,000 bears interest at 1.5%, requires no payments until maturity. Notes mature and convert at IPO into equity at 75% of IPO price.
Debt Instrument [Line Items]
Original amount of Loans payable	$ 1,330,000
Interest rate of loans payable	1.50%
Percent of IPO Price used for conversion	75.00%
Convertible note of $1,330,000 bears interest at 1.5%, requires no payments until maturity. Notes mature and convert at IPO into equity at 75% of IPO price. | Lender, related to the managing stockholder
Debt Instrument [Line Items]
Additional borrowings	$ 0
Convertible revolving credit line of $650,000, bears interest at 1%, requires no payments until maturity in March 2024 | Lender, related to the managing stockholder
Debt Instrument [Line Items]
Original amount of Loans payable	$ 650,000	$ 650,000
Interest rate of loans payable	1.00%	1.00%
Additional borrowings	$ 0	$ 0	0
Amount borrowed under Convertible credit line		$ 650,000	$ 650,000
Interest rate on revolving credit line	1.00%	1.00%	1.00%
Percent of IPO Price used for conversion		1.00%	1.00%